BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2013
Proforma Combined Results of Operations

The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

Nichicon Tantalum
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

As of March 31, 2013, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

February 6, 2013
(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(200)

Working capital	1,941

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,635

Purchase price (Cash)	8,054

Goodwill	¥3,419

Optrex Corporation
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

Unimerco Group A/S
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

MOTEX Inc.
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2013. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥101 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2013.

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 5, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247